Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021
Leases [Abstract]
2022	$ 1,761
2023	1,655
2024	1,655
2025	1,655
2026	1,642
Thereafter	2,840
Total future undiscounted minimum lease payments	11,208
Less: Imputed Interest	2,324
Total reported lease liability	8,884	$ 4,700
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total future undiscounted minimum lease payments	0
Less: imputed Interest	0
Total reported lease liability	$ 0